Subsequent Events (Details) $ / shares in Units, ₪ in Thousands								6 Months Ended
	Dec. 17, 2024	Aug. 23, 2024	Aug. 18, 2024 USD ($) $ / shares shares	Aug. 10, 2023 USD ($)	Aug. 10, 2023 ILS (₪)	Feb. 28, 2023 USD ($)	Nov. 22, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Aug. 22, 2025	Nov. 08, 2024 USD ($)	Sep. 24, 2024	Jul. 16, 2024	Jul. 15, 2024 ILS (₪)	Jun. 30, 2024 ILS (₪) shares	Jun. 16, 2024 $ / shares	Jun. 12, 2024 USD ($)	May 15, 2024 ILS (₪)	May 09, 2024 USD ($)	Apr. 07, 2024 ILS (₪)	Aug. 23, 2023 USD ($)	Feb. 26, 2023
Subsequent Events [Line Items]
Aggregate ordinary shares (in Shares) | shares								670,170						670,170
Price per share (in Dollars per share) | $ / shares			$ 0.7				$ 1	$ 0.55
Exercise share price (in Dollars per share) | $ / shares								$ 1
Cash																		$ 1,151,000
Consulting fee				$ 125,000	₪ 467			$ 1,151,000
Aggregate beneficially own percentage								4.99%						4.99%
Consecutive business days								30 days			5 days			30 days
Ordinary shares least (in Dollars per share) | $ / shares															$ 1
Extension of staffs notice								180 days
Principal amount								$ 8,000,000								$ 2,000,000
Convertible notes								21.00%
Conversion rate (in Dollars per share) | $ / shares								$ 0.5
Fixed rate per annum																					6.00%
Convertible note and warrant							$ 250,000
Investor face amount							$ 302,500
Ordinary shares price (in Dollars per share) | $ / shares							$ 0.7
Warrant purchase (in Shares) | shares							175,000
Total liabilities (in New Shekels) | ₪														₪ 55,000
Percentage of outstanding debt pay								30.00%
Hair cut, percentage								70.00%
Outstanding debt, term								3 years
Petition amount								$ 1,338,000
Convert principal amount								250,000
Aggregate amount								1,800,000
First conversion								320,000
Final conversion								230,000
Excess debt								1,800,000
Conversion amount								$ 1,800,000
Conversion price								93.00%
Prevailing market price (in Dollars per share) | $ / shares								$ 0.4
Description of repayment								The principal amount under the Note carries a variable interest rate based on the date of repayment as follows: (i) for the principal amount repaid on or prior to November 29, 2024, 8.5% of the principal amount of the Note, and (ii) for the principal amount repaid following November 29, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following November 29, 2024 and ending on the repayment date.
Warrant exercisable ordinary shares (in Shares) | shares								1,500,000
Placement Agent Warrant [Member]
Subsequent Events [Line Items]
Cash								$ 233,000
Consulting fee								$ 15,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of gross proceeds			$ 3,300,000
Aggregate principal amount			$ 4,000,000
Aggregate ordinary shares (in Shares) | shares			4,700,000
Unsecured term of years			2 years
Aggregate beneficially own percentage								4.99%						4.99%
Percentage of outstanding share capital									30.00%
Consecutive business days												10 days
Ordinary shares least (in Dollars per share) | $ / shares															$ 1
Interest rate increase	5.00%	50000.00%
Principal amount			$ 3,325,000
Extend loan										$ 500,000
Fixed rate per annum										10.00%
Receive amount (in New Shekels) | ₪													₪ 4,328				₪ 4,328		₪ 5,000
Description of convertible loan agreement								The Note is secured pari passu by a first-priority pledge on the shares of the Qpoint group, which pledge also secures the loan amount under previously issued notes to the Investor.
Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 0.5
Bottom of range [member]
Subsequent Events [Line Items]
Principal amount																				$ 7,200,000
Conversion rate (in Dollars per share) | $ / shares								$ 0.7
Conversion price per share (in Dollars per share) | $ / shares								$ 0.5
Top of range [member]
Subsequent Events [Line Items]
Principal amount																				$ 9,600,000
AGP [Member]
Subsequent Events [Line Items]
Convertible note issued						$ 5,219,000
AGP [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Fixed rate per annum						6.00%
AGP [Member] | Top of range [member]
Subsequent Events [Line Items]
Fixed rate per annum						18.00%
Settlement Agreement [Member]
Subsequent Events [Line Items]
Receive amount (in New Shekels) | ₪														₪ 13,656
Original Note [Member] | AGP [Member]
Subsequent Events [Line Items]
Convertible note issued								$ 5,700
Warrant [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares (in Shares) | shares								1,108,332						1,108,332